Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement [Line Items]
Intangible assets other than goodwill	$ 4,925	$ 5,216
Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	11,516	12,370	$ 8,317
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(6,591)	(7,154)	$ (6,124)
Internally generated [member] | Software amortizing [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	5,466	6,172
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (3,653)	$ (4,420)